SHARE CAPITAL (Details) - ¥ / shares	Dec. 31, 2020	Dec. 31, 2019
SHARE CAPITAL
Shares authorized (in shares)	17,022,672,951	17,022,672,951
Par value per share	¥ 1.00	¥ 1.00